RELATED PARTIES (Details)		1 Months Ended
	Apr. 12, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2023 shares	Sep. 30, 2023 shares	Mar. 31, 2023 shares director	Feb. 28, 2023 shares
Disclosure of transactions between related parties
Executives under equity settled awards scheme | director							5
Long term incentive scheme , equity settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)							643,286
Long term incentive scheme , equity settled | Mr Kaan Terzioglu
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)				3,201,250
Long term incentive scheme , equity settled | Mr Kaan Terzioglu | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)				128,050
Long term incentive scheme , equity settled | Group Executive Committee
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			10,457,359
Vesting period			3 years
Long term incentive scheme , equity settled | Group Executive Committee | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			418,294
Long term incentive scheme , equity settled | Joop Brakenhoff
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			434,549
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		482,325
Number of shares withheld for taxes		472,743
Long term incentive scheme , equity settled | Joop Brakenhoff | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			17,382
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		19,293
Number of shares withheld for taxes		18,910
Long term incentive scheme , equity settled | Omiyinka Doris
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			372,470
Long term incentive scheme , equity settled | Omiyinka Doris | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			14,899
Long term incentive scheme , equity settled | Former board member
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,821,475
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,648,225
Number of shares withheld for taxes		173,250
Long term incentive scheme , equity settled | Former board member | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			72,859
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		65,929
Number of shares withheld for taxes		6,930
Long term incentive scheme, cash settled | Former board member
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			3,095,300
Long term incentive scheme, cash settled | Former board member | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			123,812
Deferred shares plan
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)	2,853,375
Deferred shares plan | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)	114,135
Deferred shares plan | Mr Kaan Terzioglu
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		2,393,275	1,431,220			3,662,240
Number of shares withheld for taxes		1,268,965
Deferred shares plan | Mr Kaan Terzioglu | ADS
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		95,731	57,249			146,490
Number of shares withheld for taxes		50,759
Deferred shares plan | Joop Brakenhoff
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)								52,543
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		52,550	520,519		104,047
Number of shares withheld for taxes		51,497						51,504
Deferred shares plan | Joop Brakenhoff | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)								2,102
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		2,102	20,821		4,162
Number of shares withheld for taxes		2,060						2,060
Deferred shares plan | Omiyinka Doris
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		333,900	288,703
Number of shares withheld for taxes		327,273
Deferred shares plan | Omiyinka Doris | ADS
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		13,356	11,485
Number of shares withheld for taxes		13,091
Short term incentive scheme
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,839,895
Short term incentive scheme | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)	73,596						154,876